S000079321 [Member] Investment Objectives and Goals - Parnassus Growth Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Parnassus Growth Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Parnassus Growth Equity Fund has the overall investment objective of capital appreciation.